Statements of Operations and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Premiums (net of reinsurance ceded of $11,481, $11,788, and $12,362)	$ 90,941	$ 68,581	$ 63,218
Contract charges (net of reinsurance ceded of $7,954, $8,019, and $9,049)	76,171	76,009	74,948
Net investment income	310,695	295,845	311,244
Realized capital gains and losses:
Total other-than-temporary impairment ("OTTI") losses	(6,263)	(20,613)	(8,131)
OTTI losses reclassified to (from) other comprehensive income	893	4,656	342
Net OTTI losses recognized in earnings	(5,370)	(15,957)	(7,789)
Sales and other realized capital gains and losses	71,702	17,596	34,907
Realized capital gains and losses	66,332	1,639	27,118
Total Revenues	544,139	442,074	476,528
Costs and expenses
Contract benefits (net of reinsurance ceded of $8,055, $12,024, and $23,918)	230,493	208,403	203,594
Interest credited to contractholder funds (net of reinsurance ceded of $4,805, $4,770, and $4,545)	97,377	102,761	108,637
Amortization of deferred policy acquisition costs	16,992	16,127	16,603
Operating costs and expenses	41,829	35,374	33,357
Total costs and expenses	386,691	362,665	362,191
Income from operations before income tax (benefit) expense	157,448	79,409	114,337
Income tax (benefit) expense	(46,735)	28,008	40,977
Net income	204,183	51,401	73,360
Other comprehensive (loss) income, after-tax
Change in unrealized net capital gains and losses	(66,210)	24,554	(12,496)
Change in unrealized foreign currency translation adjustments	2,409	1,138	(1,172)
Other comprehensive (loss) income, after-tax	(63,801)	25,692	(13,668)
Comprehensive income	$ 140,382	$ 77,093	$ 59,692